Senior Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Senior Notes Payable [Abstract]
SENIOR NOTES PAYABLE

NOTE 12 — SENIOR NOTES PAYABLE

Senior notes payable, net, are comprised of the following:

	September 30, 2025	December 31, 2024
Senior Notes Payable:
6.375% Senior notes due February 28, 2025	$—	$145,211
5.50% Senior notes due March 31, 2026	101,451	216,662
6.50% Senior notes due September 30, 2026	178,433	180,464
5.00% Senior notes due December 31, 2026	177,563	322,667
8.00% New Notes due January 1, 2028	277,007	—
6.00% Senior notes due January 31, 2028	213,876	264,345
5.25% Senior notes due August 31, 2028	362,999	401,307
Subtotal	1,311,329	1,530,656
Less: Unamortized debt issuance costs	(18)	(95)
Total Senior Notes Payable	$1,311,311	$1,530,561

As of September 30, 2025 and December 31, 2024, total senior notes outstanding were $1,311,311 (net of unamortized debt issue costs of $18) and $1,530,561 (net of unamortized debt issue costs of $95), respectively, with a weighted average interest rate of 5.60% and 5.62%, respectively. Interest on senior notes is payable on a quarterly basis. Interest expense on senior notes totaled $15,184 and $22,617 during the three months ended September 30, 2025 and 2024, respectively and $54,074 and $70,032 during the nine months ended September 30, 2025 and 2024, respectively.

On February 28, 2025 (“the Redemption Date”), the Company redeemed all of the $145,211 of issued and outstanding 6.375% Senior Notes due February 28, 2025 (the “6.375% 2025 Notes”). The redemption price was equal to 100% of the aggregate principal amount, plus any accrued and unpaid interest up to, but excluding, the Redemption Date. In connection with the full redemption, the 6.375% 2025 Notes, which were listed on Nasdaq under the ticker symbol “RILYM,” were delisted from Nasdaq and ceased trading on the Redemption Date.

During the nine months ended September 30, 2025, the Company completed five private exchange transactions with institutional investor lenders pursuant to which the lenders exchanged senior notes for the New Notes, whereupon the exchanged notes were cancelled. The exchange dates, senior notes exchanged, New Notes issued and the issuance of warrants in conjunction with each of the five private exchange transactions (see Note 19 — Stockholder’s Equity for discussion of the warrants) during the nine months ended September 30, 2025 are summarized in the following table:

	Exchange Date					Total
	March 26, 2025	April 7, 2025	May 21, 2025	June 30, 2025	July 11, 2025
5.50% Senior Notes due 2026	$86,309	$—	$29,535	$—	$—	$115,844
6.50% Senior Notes due 2026	—	—	—	—	2,061	2,061
5.00% Senior Notes due 2026	36,745	7,000	75,000	8,021	19,682	146,448
6.00% Senior Notes due 2028	—	10,000	34,537	1,892	4,706	51,135
5.25% Senior Notes due 2028	—	5,000	—	18,096	16,389	39,485
Total exchanged Senior Notes principal	$123,054	$22,000	$139,072	$28,009	$42,838	$354,973

8.00% New Notes principal due in 2028	$87,753	$9,992	$93,067	$13,000	$24,611	$228,423

Warrants issued with the exchange (Note 19)	351,012	39,968	372,268	52,000	98,444	913,692

The total principal amount of New Notes issued for the five exchanges above totaled $228,423. The carrying amount of the New Notes in the amount of $277,007 at September 30, 2025 also includes the future undiscounted cash payments representing interest in the amount of $48,584. Each of the exchanges above represented a troubled debt restructuring. As the carrying amount of the debt for each exchange exceeded the future undiscounted cash payments under the terms of the New Notes on the date of each exchange, the Company recorded a gain on the debt restructuring of $12,222 and $67,208 during the three and nine months ended September 30, 2025. The New Notes were recognized at a carrying value of $107,156 for the exchange dated March 26, 2025, $140,312 for the three exchanges dated April 7, 2025, May 21, 2025, and June 30, 2025, and $29,539 for the exchange dated July 11, 2025 that is equal to the future undiscounted cash payments of the New Notes, and no future interest expense is recognized since the effective interest rate was set to zero upon the restructuring.

The New Notes were issued pursuant to an indenture, dated as of March 26, 2025 (the “New Notes Indenture”), governing the issuance of New Notes dated March 26, 2025, April 7, 2025, May 21, 2025, June 30, 2025, and July 11, 2025 for the five exchanges noted above, between the Company, certain subsidiaries of the Company, as guarantors, and GLAS Trust Company LLC, a New Hampshire limited liability company, as trustee and collateral agent, and the New Notes are unconditionally guaranteed jointly and severally by all direct and indirect wholly-owned restricted subsidiaries of the Company, subject to certain excluded subsidiaries (collectively, the “Guarantors”). The New Notes are secured on a second lien basis, junior to the obligations under the Company’s Credit Facility, by substantially all of the assets of the Company and the Guarantors.

The New Notes mature on January 1, 2028 and accrue interest at a rate of 8.00% per annum, payable semi-annually in arrears on April 30 and October 31, beginning on October 31, 2025. The Company is required to pay default interest of 8.00% on accrued interest if the Company fails to pay interest when due.

The Company has the right to redeem the New Notes at any time, in whole or in part. If the New Notes are redeemed prior to March 26, 2026 (including bankruptcy — see events of default below), the redemption price is equal to (1) 100% of the aggregate principal plus (2) a premium, if any, that is the excess for interest payments from the redemption date through March 26, 2026 discounted by the Treasury rate plus 50 basis points over the principal of the Notes being redeemed (the “Applicable Premium”) plus (3) any unpaid and accrued interest that excludes the redemption date. If the New Notes are redeemed after March 26, 2026, including a tender offer, the Company may repay the New Notes at principal plus accrued and unpaid interest if any, but excluding the redemption date.

The New Notes include a change of control provision, where the holders of the New Notes have the right to require the Company to repurchase all or a portion of the New Notes at a purchase price, in cash, equal to 101% of the principal amount thereof, plus accrued and unpaid interest if the Company does not exercise its redemption option.

The New Notes also contain certain other events of default that could result in an acceleration of the Company’s obligations under the New Notes.

In addition, if the Company or its restricted subsidiaries engage in certain asset sales and do not invest such proceeds or permanently reduce certain debt within a specified period of time, the Company may be required to use a portion of the proceeds of such asset sales above a specified threshold to make an offer to purchase the New Notes at a price equal to 100% of the principal amount of the New Notes being purchased, plus accrued and unpaid interest.

The New Notes Indenture contains certain covenants that, among other things, limit the Company’s and its subsidiaries’ ability to incur additional indebtedness or liens, to dispose of assets, to make certain fundamental changes, to enter into restrictive agreements, to make certain investments, loans, advances, guarantees and acquisitions, to prepay certain indebtedness and to pay dividends or to make other distributions or redemptions/repurchases in respect of their respective equity interests.

NOTE 14 — SENIOR NOTES PAYABLE

Senior notes payable, net, is comprised of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
6.750% Senior notes due May 31, 2024	$—	$140,492
6.375% Senior notes due February 28, 2025	145,211	146,432
5.500% Senior notes due March 31, 2026	216,662	217,440
6.500% Senior notes due September 30, 2026	180,464	180,532
5.000% Senior notes due December 31, 2026	322,667	324,714
6.000% Senior notes due January 31, 2028	264,345	266,058
5.250% Senior notes due August 31, 2028	401,307	405,483
	1,530,656	1,681,151
Less: Unamortized debt issuance costs	(95)	(13,130)
	$1,530,561	$1,668,021

The Company did not issue any senior notes during the year ended December 31, 2024. During the year ended December 31, 2023, the Company issued $185 of senior notes with maturity dates ranging from May 2024 to August 2028 pursuant to At the Market Issuance Sales Agreements with BRS which governs the program of at-the-market sales of the Company’s senior notes. A series of prospectus supplements were filed by the Company with the SEC in respect of the Company’s offerings of these senior notes.

In June 2023, the Company entered into note purchase agreements in connection with the 6.75% Senior Notes due 2024 (“6.75% 2024 Notes”) that were issued for the Targus acquisition. The note purchase agreements had a repurchase date of June 30, 2023 on which date the Company repurchased 2,356,978 shares of its 6.75% 2024 Notes with an aggregate principal amount of $58,924. The repurchase price was equal to the aggregate principal amount, plus accrued and unpaid interest up to, but excluding, the repurchase date. The total repurchase payment included approximately $663 in accrued interest.

On February 29, 2024, the Company partially redeemed $115,492 aggregate principal amount of its 6.75% 2024 Notes pursuant to the seventh supplemental indenture dated December 3, 2021. The redemption price was equal to 100% of the aggregate principal amount, plus accrued and unpaid interest, up to, but excluding, the redemption date. The total redemption payment included approximately $628 in accrued interest.

On May 31, 2024, the Company redeemed the remaining $25,000 aggregate principal amount of the 6.75% 2024 Notes. The redemption price was equal to 100% of the aggregate principal amount, plus any accrued and unpaid interest up to, but excluding, the redemption date. The total redemption payment included approximately $145 in accrued interest. In connection with the full redemption, the 6.75% 2024 Notes, which were listed on NASDAQ under the ticker symbol “RILYO,” were delisted from NASDAQ and ceased trading on the redemption date.

On February 28, 2025 the Company redeemed all the issued and outstanding 6.375% Senior Notes due February 28, 2025 (the “6.375% 2025 Notes”). The redemption price was equal to 100% of the aggregate principal amount, plus any accrued interest and unpaid interest up to, but excluding, the redemption date The total redemption payment included approximately $720 accrued interest. In connection with the full redemption, the 6.375% 2025 Notes, which were listed on NASDAQ under the ticker symbol “RILYM,” were delisted from NASDAQ and ceased trading on the redemption date.

As of December 31, 2024 and 2023, the total senior notes outstanding was $1,530,561 (net of unamortized debt issue costs of $95) and $1,668,021 (net of unamortized debt issue costs of $13,130) with a weighted average interest rate of 5.62% and 5.71%, respectively. Interest on the senior notes is payable on a quarterly basis. Interest expense on the senior notes totaled $92,650 and $103,192 during the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024, the aggregate maturities of borrowings from notes payable, term loans, credit facilities, and senior notes for the next five years are as follows:

Amount
2025	$209,352
2026	747,343
2027	166,049
2028	665,735
2029	81

On March 26, 2025, the Company completed a private exchange transaction with an institutional investor pursuant to which $86,309 of aggregate principal amount of the Company’s 5.50% Senior Notes due March 2026 and $36,745 aggregate principal amount of the Company’s 5.00% Senior Notes due December 2026 owned by the institutional investor were cancelled and exchanged for $87,753 aggregate principal amount of New Notes as more fully described in Note 25 — Subsequent Events. In addition, on April 7, 2025, the Company completed a private exchange transaction with a certain institutional investor pursuant to which the investor exchanged approximately $22,000 aggregate principal amount of the Company’s 5.00% Senior Notes due December 2026, 6.00% Senior Notes due January 2028 and 5.25% Senior Notes due August 2028 for approximately $9,992 aggregate principal amount of the New Notes. On May 21, 2025, the Company completed a private exchange transaction with a certain institutional investor to exchange principal amounts of approximately $29,535, $75,000, and $34,537 of the Company’s 5.50% Senior Notes due March 2026, 5.00% Senior Notes due December 2026, and 6.00% Senior Notes due January 2028,

respectively, for approximately $93,067 aggregate principal amount of the New Notes. On June 30, 2025, the Company entered into a private exchange transaction with a certain institutional investor pursuant to which such investor exchanged approximately $28,009 aggregate principal amount of the Company’s 5.00% Senior Notes due December 2026, 6.00% Senior Notes due January 2028 and 5.25% Senior Notes due August 2028 for $13,000 aggregate principal amount of the New Notes. On July 11, 2025, the Company entered into a private exchange transaction with a certain institutional investor pursuant to which such investor exchanged approximately $42,838 aggregate principal amount of the Company’s 6.50% Senior Notes due September 2026, 5.00% Senior Notes due December 2026, 6.00% Senior Notes due January 2028 and 5.25% Senior Notes due August 2028 for $24,611 aggregate principal amount of the New Notes.